Guarantees and commitments (Details 7) (CHF) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other commitments
Maturity less than 1 year	62,108	85,516
Maturity between 1 to 3 years	27,924	24,511
Maturity between 3 to 5 years	35,481	37,968
Maturity greater than 5 years	7,773	6,599
Total gross amount	133,286	154,594
Total net amount	128,968	148,926
Collateral received	78,620	81,671
Unused revocable credit limits	90,254	78,887
Irrevocable commitments under documentary credits
Other commitments
Maturity less than 1 year	5,484	6,217
Maturity between 1 to 3 years	27	35
Maturity between 3 to 5 years	1	6
Maturity greater than 5 years	0	0
Total gross amount	5,512	6,258
Total net amount	5,452	6,061
Collateral received	3,381	3,219
Loan commitments
Other commitments
Maturity less than 1 year	27,250	32,794
Maturity between 1 to 3 years	26,877	23,612
Maturity between 3 to 5 years	35,376	37,790
Maturity greater than 5 years	7,487	6,023
Total gross amount	96,990	100,219
Total net amount	92,732	94,748
Collateral received	47,996	32,765
Forward reverse repurchase agreements
Other commitments
Maturity less than 1 year	26,893	45,556
Maturity between 1 to 3 years	0	0
Maturity between 3 to 5 years	0	0
Maturity greater than 5 years	0	0
Total gross amount	26,893	45,556
Total net amount	26,893	45,556
Collateral received	26,893	45,556
Other commitments
Other commitments
Maturity less than 1 year	2,481	949
Maturity between 1 to 3 years	1,020	864
Maturity between 3 to 5 years	104	172
Maturity greater than 5 years	286	576
Total gross amount	3,891	2,561
Total net amount	3,891	2,561
Collateral received	350	131
Bank
Other commitments
Maturity less than 1 year	61,961	85,304
Maturity between 1 to 3 years	27,899	24,508
Maturity between 3 to 5 years	35,430	37,967
Maturity greater than 5 years	7,769	6,597
Total gross amount	133,059	154,376
Total net amount	128,741	148,707
Collateral received	78,619	81,665
Unused revocable credit limits	87,161	75,832
Bank | Irrevocable commitments under documentary credits
Other commitments
Maturity less than 1 year	5,478	6,210
Maturity between 1 to 3 years	27	35
Maturity between 3 to 5 years	1	6
Maturity greater than 5 years	0	0
Total gross amount	5,506	6,251
Total net amount	5,446	6,054
Collateral received	3,380	3,219
Bank | Loan commitments
Other commitments
Maturity less than 1 year	27,154	32,632
Maturity between 1 to 3 years	26,852	23,610
Maturity between 3 to 5 years	35,326	37,790
Maturity greater than 5 years	7,483	6,022
Total gross amount	96,815	100,054
Total net amount	92,557	94,582
Collateral received	47,995	32,759
Bank | Forward reverse repurchase agreements
Other commitments
Maturity less than 1 year	26,893	45,556
Maturity between 1 to 3 years	0	0
Maturity between 3 to 5 years	0	0
Maturity greater than 5 years	0	0
Total gross amount	26,893	45,556
Total net amount	26,893	45,556
Collateral received	26,893	45,556
Bank | Other commitments
Other commitments
Maturity less than 1 year	2,436	906
Maturity between 1 to 3 years	1,020	863
Maturity between 3 to 5 years	103	171
Maturity greater than 5 years	286	575
Total gross amount	3,845	2,515
Total net amount	3,845	2,515
Collateral received	351	131